Stockholder's equity (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Activity Related to Outstanding Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2024, 2023 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2021	—	—	—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
At March 31, 2022	—	—	—
Granted	1,472,174	$8.70	—
Exercised	(127,367)	$—	—
Cancelled	(349,500)	$4.00	—
At March 31, 2023	995,307	$6.12	5.5
Granted	1,519,529	$2.96	—
Exercised	(968,403)	$2.21	—
Cancelled	—	$—	—
At March 31, 2024	1,546,433	$3.05	4.5
Warrants exercisable as of March 31, 2024	1,546,433	$3.05	4.5

Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock Price on Date of Grant as well as Assumptions

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	As of March 31, 2024	As of March 31, 2023	As of March 31, 2022
Expected volatility	212.26% - 260.62%	85.52% - 353.14%	—
Expected term	5 years	5 years	—
Risk-free interest rate	3.66% - 4.61%	2.60% - 3.041%	—
Dividend yield	—	—	—
Forfeiture rate	0.00%	0.00%	—

Note there were no stock options to value for the year ended March 31, 2022

Summary of Status of Outstanding Stock Options and Changes

A summary of the status of the Company’s outstanding stock options as of March 31, 2024 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2021	—	—	—	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Forfeiture	—	—	—	—	—
At March 31, 2022	—	—	—	—	—
Granted	123,200	$48.60	$33.60	—	10.0
Exercised	—	—	—	—	—
Expired	(2,000)	$50.00	$34.30	—	—
Forfeiture	—	$—	$—	—	—
At March 31, 2023	121,200	$20.33	$33.62	—	9.3
Granted	199,000	$5.73	$5.76	—	10.0
Exercised	—	—	—	—	—
Expired	(166)	$115.50	$114.10	—	—
Forfeiture	(77,834)	$6.59	$20.13	—	—
At March 31, 2024	242,200	$12.69	$15.01	—	8.8
Exercisable at March 31, 2024	2,166	$14.04	$12.39	—	6.7